Mortgage Servicing Rights - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transfers and Servicing of Financial Assets [Abstract]
Residential mortgage loans serviced for others including subserviced mortgages with no corresponding MSRs asset	$ 233,400	$ 243,600
Losses on fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs	41	45	$ 183
Loan servicing and ancillary fees	$ 733	$ 754	$ 725